Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Information

The following Pay Versus Performance Table shows historical compensation information for the Principal Executive Officer (“PEO”) and non-PEO Named Executive Officers (“NEOs”) compared to certain performance measures. No adjustments to total summary compensation were necessary to arrive at compensation actually paid for the years presented below.

PAY VERSUS PERFORMANCE

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return		Net Income (in thousands)

2024	$712,034	$712,034	$617,273	$617,273	$159.41		$9,908
2023	666,728	666,728	496,204	496,204	164.53	(3)	8,596
2022	616,339	616,339	575,288	575,288	140.77		8,249

(1)
During 2024, 2023 and 2022, the PEO was Roger L. Dick, the Company’s Chief Executive Officer.
(2)
During 2024, 2023 and 2022, the non-PEO NEOs consisted of R. David Beaver, III and Jeffery L. Trout.
(3)
In the Pay Versus Performance Table included in our Proxy Statement for the 2024 Annual Meeting, this amount was shown as $147.17 due to a calculation error. The amount set forth in this table has been adjusted to correct this error.

Relationship Between Compensation Actually Paid and Performance Measures

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative Total Shareholder Return (TSR). From 2023 to 2024, the compensation actually paid to our PEO increased by 6.8% and the average of the compensation actually paid to the non-PEO NEOs increased by 24.4%, as compared to a 3.1% decrease in our TSR over the same time period. The increase in the average of the compensation actually paid to the non-PEO NEOs is attributable to the increase in commissions earned by Mr. Trout in connection with mortgage originations from 2023 to 2024.

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income. From 2023 to 2024, the compensation actually paid to our PEO increased by 6.8% and the average of the compensation actually paid to the non-PEO NEOs increased by 24.4%, as compared to a 15.3% increase in our net income over the same time period.

Named Executive Officers, Footnote
(1)
During 2024, 2023 and 2022, the PEO was Roger L. Dick, the Company’s Chief Executive Officer.
(2)
During 2024, 2023 and 2022, the non-PEO NEOs consisted of R. David Beaver, III and Jeffery L. Trout.
(3)
In the Pay Versus Performance Table included in our Proxy Statement for the 2024 Annual Meeting, this amount was shown as $147.17 due to a calculation error. The amount set forth in this table has been adjusted to correct this error.

PEO Total Compensation Amount	$ 712,034	$ 666,728	$ 616,339
PEO Actually Paid Compensation Amount	712,034	666,728	616,339
Non-PEO NEO Average Total Compensation Amount	617,273	496,204	575,288
Non-PEO NEO Average Compensation Actually Paid Amount	$ 617,273	496,204	575,288
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative Total Shareholder Return (TSR). From 2023 to 2024, the compensation actually paid to our PEO increased by 6.8% and the average of the compensation actually paid to the non-PEO NEOs increased by 24.4%, as compared to a 3.1% decrease in our TSR over the same time period. The increase in the average of the compensation actually paid to the non-PEO NEOs is attributable to the increase in commissions earned by Mr. Trout in connection with mortgage originations from 2023 to 2024.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income. From 2023 to 2024, the compensation actually paid to our PEO increased by 6.8% and the average of the compensation actually paid to the non-PEO NEOs increased by 24.4%, as compared to a 15.3% increase in our net income over the same time period.

Total Shareholder Return Amount	$ 159.41	164.53	140.77
Net Income (Loss)	$ 9,908,000	$ 8,596,000	$ 8,249,000
PEO Name	Roger L. Dick	Roger L. Dick	Roger L. Dick